Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Note 8 - Goodwill and Other Intangible Assets

A.  Goodwill

Changes in goodwill as of December 31, 2014 are as follows:
US$ thousands
Balance at January 1, 2014	-

Acquisition of Fiberblaze	12,242
Balance at December 31, 2014	12,242

B.	Other intangible assets

Net other intangible assets as of December 31, 2014 are as follows:
		December 31
		2013	2014
	Useful life	US$ thousands
Original cost:
Intellectual property	3	200	200
Current technology	3	-	1,456
Customer relationships	3	-	540
		200	2,196
Accumulated amortization:
Intellectual property		20	87
Current technology		-	28
Customer relationships		-	10
		20	125

Other intangible assets, Net:
Intellectual property		180	113
Current technology		-	1,428
Customer relationships		-	530
		180	2,071

Amortization expense for the years ended December 31, 2013 and 2014 were US$ 20 thousand and US$ 105 thousand, respectively.